Stock Option Plans - Schedule of Non-vested Shares Granted Under Stock Option Plan (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Non-vested, Options Outstanding, Beginning balance	3,339,582	2,000,000	50,000
Non-vested, Options Granted		2,833,334	2,161,458
Non-vested, Options Vested	(689,577)	(1,143,752)	(211,458)
Non-vested, Options Canceled		(350,000)
Non-vested, Options Outstanding, Ending balance	2,650,005	3,339,582	2,000,000